Income Tax	12 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Income tax
9.	Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

British Virgin Islands (“BVI”)

Star Fashion (BVI) is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Star Fashion (BVI) is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Star Fashion (BVI) to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

The Company’s subsidiary incorporated in Hong Kong is subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for the years ended June 30, 2022, 2023 and 2024, respectively, as it did not have assessable profit during the periods presented.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes for the years ended June 30, 2022, 2023 and 2024.

The income tax provision consisted of the following components:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	107,112	3,926,702	3,650,782
Deferred income tax benefits	-	(1,304,011)	86,082
Total	107,112	2,622,691	3,736,864

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate was as follows:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax	(2,593,526)	(10,440,451)	(14,946,387)
Expected taxation at PRC statutory tax rate	648,382	2,610,113	3,736,597
Impact of preferential tax rates	(543,705)	-	-
Non-deductible expenses	2,435	12,578	267
Income tax expenses	107,112	2,622,691	3,736,864

As of June 30, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended June 30, 2022, 2023 and 2024 the Company did not have any significant interest or penalties associated with uncertain tax positions. The significant components of the net deferred tax assets are summarized below:

	As of June 30,
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance of doubtful accounts	1,304,011	1,217,929
Less: Valuation allowance	-	-
Total deferred tax assets, net	1,304,011	1,217,929

For entities incorporated in PRC mainland, net loss can be carried forward for five years. The Group had losses carried forward amounting to nil as of June 30, 2024. As of June 30, 2023 and 2024, deferred tax assets from allowance of doubtful accounts were RMB1,304,011 and RMB1,217,929, respectively. No valuation allowance has been made for these deferred tax assets because management reliably estimate the benefit of potential tax assets would be realized.